Discontinued Operations	6 Months Ended
Dec. 31, 2020
Discontinued Operations [Abstract]
Discontinued Operations

Note 4 – Discontinued Operations

Disposal of BVI-ACM

The Company's concrete business was negatively affected by the economic cycle and government policies. The concrete industry was influenced by the decline in the macro economy in recent years. The entire concrete industry in the Beijing area experienced a slowdown in industry production and economic growth in the last few years as the Beijing government continues to enforce concrete production reformation and tightened environmental laws from late 2017 to date. The reformation causes great uncertainties for local enterprises in the construction market. Since 2017, the pressure on small concrete companies has further increased and many have been shut down. Also, the Beijing government ordered the suspension of construction job sites during winters to reduce air pollution since 2017. The operations of Xin Ao were also severely affected. As a result of Xin Ao's deteriorating cash position, it defaulted on bank loans and experienced a substantial increase in contingent liabilities. The Company believed it would be very difficult, if not impossible, to turn around the concrete business. Accordingly, the Company's management decided to dispose of this business by actively seeking a purchaser after the acquisition of Sunway Kids.

On March 31, 2020, the Company, BVI-ACM, a wholly owned subsidiary of the Company, and Mr. Xianfu Han and Mr. Weili He (the "Purchasers"), two former officers (CEO and CFO) and collectively held less than 5% ordinary shares of the Company currently, entered into a share purchase agreement (the "Disposition SPA"). Pursuant to the Disposition SPA, the Purchasers agreed to purchase BVI-ACM in exchange for cash consideration of $600,000. Upon the closing of the transaction (the "Disposition") the Purchasers assumed all assets and liabilities of all the subsidiaries and VIE entities owned or controlled by BVI-ACM. The closing of the Disposition was completed on May 6, 2020. After disposal of BVI-ACM, the Company had no continuing involvement or commitments with BVI-ACM.

The fair value of the discontinued operations of BVI-ACM, determined as of May 6, 2020, included the estimated consideration received, less costs to sell.

As of May 6, 2020, the net assets of discontinued operations and reconciliation of gain on sale of discontinued operations of BVI-ACM are as follows:

May 6, 2020
CURRENT ASSETS:
Cash and cash equivalents	$222,591
Accounts and notes receivable, net	28,598,318
Inventories	77,049
Other receivables, net	1,815,307
Other receivables – related party	160,505
Prepayments and advances, net	15,077,736
Prepayment – related party	247,598
Total current assets	46,199,104

OTHER ASSETS:
Property, plant and equipment, net	795,974
Operating lease right-of-use assets	1,031,940
Total other assets	1,827,914

Total assets	$48,027,018

CURRENT LIABILITIES:
Short-term loan - bank	$23,996,261
Accounts payable	16,158,660
Customer deposits	888,592
Other payables	23,197,053
Other payables – related parties	6,541
Accrued liabilities	5,143,410
Operating lease liabilities- current	291,228
Taxes payable	154,680
Accrued contingent liabilities	6,997,071
Total current liabilities	76,833,496

OTHER LIABILITIES:
Operating lease liabilities - noncurrent	595,086
Total other liabilities	595,086
Total liabilities	$77,428,582

Total net deficit	$29,401,564
Additional paid-in-capital carryover	(13,128,249)
Retained earnings carryover	(7,486,219)
Total consideration received	600,000
Exchange rate effect	(2,764,813)
Total gain on sale of discontinued operations	$6,622,283

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the unaudited condensed consolidated statements of operations and comprehensive loss for the six months ended December 31, 2019.

For the Six Months Ended December 31,
2019
Revenue	$21,131,607

Cost of revenue	19,055,814

Gross profit	2,075,793

OPERATING EXPENSES:
Provision for doubtful accounts	(3,773,983)
Selling, general and administrative expenses	(2,125,837)
Research and development expenses	(109,483)
Total operating expenses	(6,009,303)

Loss from operations	(3,933,510)

OTHER INCOME (EXPENSES)
Other expenses, net	1,409
Interest income	80
Interest expense	(1,068,628)
Finance expense	(402)
Estimated claims charges	(278,492)
Total other expense, net	(1,346,033)

Loss before income taxes	(5,279,543)

Income tax expense	-

Net loss from discontinued operations	$(5,279,543)